OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Advances from customers	$ 253	$ 5,700
Accrued expenses	3,887	3,346
Government authorities	3,061	3,356
Holdback and contingent earnout	1,575	484
Provision for returns	163	191
Others	234	144
Total other payables and accrued expenses	10,214	13,695
Foreign Exchange Contract [Member]
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Foreign currency derivative contracts	$ 1,041	$ 474